Accounts Receivable Securitization	12 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Accounts Receivable Securitization

Note 9—Accounts Receivable Securitization

The Company previously had an accounts receivable factoring arrangement to sell on a regular basis up to €12,000 ($15,608) of certain accounts receivable of its foreign subsidiary in Germany to a foreign financial institution at a discount rate of 0.21% and an interest surcharge of 1.90% on annual sales. At June 30, 2013, approximately €8,555 ($11,127) of accounts receivables were sold under this factoring arrangement. The Company was required to continue to service sold accounts receivable and maintain credit insurance, although title to the balances belonged with the financial institution, and no recourse or interests had been retained by the Company. These accounts receivable and the related funding are not included in the Company’s balance sheet. Proceeds received from the sale of the accounts receivables are included in cash flows from operating activities on the accompanying consolidated statements of cash flows. This factoring arrangement was terminated effective June 29, 2014.